FINANCIAL RISK MANAGEMENT (Details) - Maturities of Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [text block] [Abstract]
Undated subordinated liabilities	£ 29	£ 27